UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7920

High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30
Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q
JUNE 30, 2005

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

CORPORATE BONDS & NOTES — 89.1%
Advertising — 0.5%
$1,965,000	B-	Advanstar Communications, Inc., Second Priority
		Senior Secured Notes, 10.768% due 8/15/08 (a)	$2,108,445
625,000	CCC	Vertis, Inc., Senior Secured Notes, 9.750% due 4/1/09	653,125

		Total Advertising	2,761,570

Aerospace/Defense — 0.4%
650,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	719,875
1,250,000	B	Titan Corp., 8.000% due 5/15/11	1,346,875

		Total Aerospace/Defense	2,066,750

Airlines — 0.8%
		Continental Airlines, Inc., Pass-Through Certificates:
431,729	B+	Series 2000-2, Class C, 8.312% due 4/2/11	341,362
2,380,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	2,050,799
		United Airlines, Inc., Pass-Through Certificates:
		Series 2000-1, Class B:
962,968	NR	8.030% due 7/1/11 (c)	300,642
2,268,135	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (c)	1,031,173
		Series 2001-1:
460,000	NR	Class B, 6.932% due 9/1/11 (c)	291,695
1,045,000	NR	Class C, 6.831% due 9/1/08 (c)	307,618

		Total Airlines	4,323,289

Apparel — 0.5%
1,925,000	B-	Levi Strauss & Co., Senior Notes, 8.254% due 4/1/12 (a)	1,828,750
777,000	B+	William Carter Co., Senior Subordinated Notes,
		Series B, 10.875% due 8/15/11	874,249

		Total Apparel	2,702,999

Auto Manufacturers — 1.5%
		Ford Motor Co.:
725,000	BB+	Bonds, 6.625% due 10/1/28	570,201
5,275,000	BB+	Notes, 7.450% due 7/16/31	4,414,922
		General Motors Corp.:
1,175,000	BB	Senior Debentures, 8.375% due 7/15/33	987,000
2,125,000	BB	Senior Notes, 7.125% due 7/15/13	1,912,500

		Total Auto Manufacturers	7,884,623

Auto Parts & Equipment — 0.9%
695,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	715,850
1,925,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	1,898,762
625,000	B-	Rexnord Corp., Senior Subordinated Notes,
		10.125% due 12/15/12	687,500
1,000,000	B-	Tenneco Automotive, Inc., Senior Secured Notes,
		Series B, 10.250% due 7/15/13	1,135,000
276,000	BB-	TRW Automotive, Inc., Senior Subordinated Notes,
		11.000% due 2/15/13	318,780

		Total Auto Parts & Equipment	4,755,892

See Notes to Schedule of Investments.

1

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Beverages — 0.2%
$875,000	B+	Cott Beverages USA, Inc., Senior Subordinated Notes,
		8.000% due 12/15/11	$942,813

Building Materials — 1.3%
		Associated Materials, Inc.:
4,950,000	CCC+	Senior Discount Notes, step bond to yield
		10.793% due 3/1/14	3,168,000
435,000	CCC+	Senior Subordinated Notes, 9.750% due 4/15/12	452,400
1,850,000	B-	Goodman Global Holding Co., Inc., Senior Notes,
		6.410% due 6/15/12 (a)(d)	1,831,500
1,500,000	CCC+	Nortek, Inc., Senior Subordinated Notes,
		8.500% due 9/1/14	1,402,500

		Total Building Materials	6,854,400

Chemicals — 4.2%
1,020,000	BB-	Airgas, Inc., Senior Subordinated Notes,
		9.125% due 10/1/11	1,106,700
1,700,000	CCC+	Aventine Renewable Energy Holdings, Inc.,
		Secured Notes, 9.410% due 12/15/11 (a)(d)	1,640,500
1,550,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC,
		Second Priority Senior Secured Notes,
		9.000% due 7/15/14 (d)	1,584,875
2,400,000	BB-	Equistar Chemicals L.P./Equistar Funding Corp.,
		Senior Notes, 10.625% due 5/1/11	2,661,000
870,000	B+	Huntsman International LLC, Senior Notes,
		9.875% due 3/1/09	935,250
1,750,000	BB-	ISP Chemco, Inc., Senior Subordinated Notes,
		Series B, 10.250% due 7/1/11	1,916,250
1,715,000	B+	ISP Holdings, Inc., Senior Secured Notes, Series B,
		10.625% due 12/15/09	1,852,200
		Lyondell Chemical Co., Senior Secured Notes:
1,745,000	BB-	11.125% due 7/15/12	1,989,300
180,000	BB-	Series B, 9.875% due 5/1/07	185,400
700,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	804,125
655,000	B-	OM Group, Inc., Senior Subordinated Notes,
		9.250% due 12/15/11	658,275
2,025,000	B-	Resolution Performance Products, Inc., Senior
		Subordinated Notes, 13.500% due 11/15/10	2,187,000
		Rhodia SA:
		Senior Notes:
250,000	CCC+	7.625% due 6/1/10	243,750
450,000	CCC+	10.250% due 6/1/10	484,875
2,750,000	CCC+	Senior Subordinated Notes, 8.875% due 6/1/11	2,660,625
170,000	B+	Terra Capital, Inc., Senior Notes, 12.875% due 10/15/08	201,450
943,000	BB-	Westlake Chemical Corp., Senior Notes,
		8.750% due 7/15/11	1,030,227

		Total Chemicals	22,141,802

See Notes to Schedule of Investments.

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HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Coal — 0.3%
$1,315,000	BB	Luscar Coal Ltd., Senior Notes, 9.750% due 10/15/11	$1,453,075

Commercial Services — 2.3%
2,250,000	B-	Allied Security Escrow Corp., Senior Subordinated
		Notes, 11.375% due 7/15/11	2,205,000
1,600,000	CCC+	Brand Services, Inc., Senior Notes,
		12.000% due 10/15/12	1,720,000
		Cenveo Corp.:
1,460,000	B+	Senior Notes, 9.625% due 3/15/12	1,584,100
1,075,000	B-	Senior Subordinated Notes, 7.875% due 12/1/13	1,026,625
		Iron Mountain, Inc., Senior Subordinated Notes:
550,000	B	8.625% due 4/1/13	572,000
2,000,000	B	6.625% due 1/1/16	1,860,000
		Service Corp. International:
1,225,000	BB	Debentures, 7.875% due 2/1/13	1,326,063
1,715,000	BB	Senior Notes, 6.500% due 3/15/08	1,762,162

		Total Commercial Services	12,055,950

Cosmetics/Personal Care — 0.1%
550,000	CCC+	Del Laboratories, Inc., Senior Subordinated Notes,
		8.000% due 2/1/12 (d)	475,750

Distribution/Wholesale — 0.3%
2,550,000	CCC-	Home Interiors & Gifts, Inc., Senior Subordinated Notes,
		10.125% due 6/1/08	1,657,500

Diversified Financial Services — 4.7%
		Alamosa Delaware, Inc.:
3,008,000	CCC+	Senior Discount Notes, step bond to yield
		11.437% due 7/31/09	3,331,360
568,000	CCC+	Senior Notes, 11.000% due 7/31/10	639,710
435,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	426,300
1,690,000	B-	Crystal U.S. Holdings Corp., Senior Subordinated Notes,
		9.625% due 6/15/14	1,901,250
		Ford Motor Credit Co.:
		Notes:
925,000	BB+	7.875% due 6/15/10	915,006
750,000	BB+	7.000% due 10/1/13	720,711
2,750,000	BB+	Senior Notes, 7.250% due 10/25/11	2,649,512
		General Motors Acceptance Corp.:
4,350,000	BB	Bonds, 8.000% due 11/1/31	3,891,562
900,000	BB	Medium-Term Notes, Series E, 6.000% due 7/3/08	1,064,379
		Notes:
100,000	BB	7.250% due 3/2/11	93,873
1,275,000	BB	6.875% due 8/28/12	1,168,753
2,950,000	BB	6.750% due 12/1/14	2,643,702
1,845,000	B-	Global Cash Access LLC/Global Cash Finance Corp.,
		Senior Subordinated Notes, 8.750% due 3/15/12	2,015,663

See Notes to Schedule of Investments.

3

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Diversified Financial Services — 4.7% (continued)
$1,875,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	$1,884,375
1,515,000	B-	Sensus Metering Systems, Inc., Senior Subordinated
		Notes, 8.625% due 12/15/13	1,416,525

		Total Diversified Financial Services	24,762,681

Electric — 6.3%
		AES Corp., Senior Notes:
3,855,000	B-	9.500% due 6/1/09	4,317,600
100,000	B-	7.750% due 3/1/14	109,000
2,550,000	BB	Allegheny Energy Supply Statutory Trust, Secured Notes,
		Series A, 10.250% due 11/15/07 (d)	2,817,750
525,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	595,427
		Calpine Corp.:
4,710,000	B-	Second Priority Senior Secured Notes,
		8.500% due 7/15/10 (d)	3,650,250
15,000	CCC	Senior Notes, 8.625% due 8/15/10	10,163
1,215,000	B-	Senior Secured Notes, 8.750% due 7/15/13 (d)	905,175
		Edison Mission Energy, Senior Notes:
1,750,000	B+	10.000% due 8/15/08	1,973,125
800,000	B+	7.730% due 6/15/09	847,000
3,000,000	B+	9.875% due 4/15/11	3,528,750
1,225,000	Caa3(b)	Mirant Americas Generation LLC, Senior Notes,
		9.125% due 5/1/31 (c)	1,332,187
4,029,000	B	NRG Energy, Inc., Senior Secured Notes,
		8.000% due 12/15/13 (d)	4,270,740
2,350,000	B	Orion Power Holdings, Inc., Senior Notes,
		12.000% due 5/1/10	2,825,875
		Reliant Energy, Inc., Secured Notes:
2,925,000	B+	9.250% due 7/15/10	3,202,875
2,725,000	B+	9.500% due 7/15/13	3,038,375

		Total Electric	33,424,292

Electronics — 0.6%
1,125,000	CCC-	Muzak LLC/Muzak Finance Corp., Senior Notes,
		10.000% due 2/15/09	939,375
2,060,000	BBB-	Thomas & Betts Corp., Medium-Term Notes,
		6.625% due 5/7/08	2,166,038

		Total Electronics	3,105,413

Entertainment — 1.7%
846,000	CCC+	AMC Entertainment, Inc., Senior Subordinated Notes,
		9.500% due 2/1/11	834,368
3,725,000	B-	Cinemark, Inc., Senior Discount Notes, step bond
		to yield 9.393% due 3/15/14	2,495,750
2,625,000	B-	Herbst Gaming, Inc., Senior Subordinated Notes,
		7.000% due 11/15/14	2,657,812

See Notes to Schedule of Investments.

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HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Entertainment — 1.7% (continued)
$250,000	CCC+	LCE Acquisition Corp., Senior Subordinated Notes,
		9.000% due 8/1/14 (d)	$243,125
1,400,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated
		Notes, 6.875% due 2/15/15 (d)	1,438,500
125,000	B+	Scientific Games Corp., Senior Subordinated Notes,
		6.250% due 12/15/12 (d)	126,875
		Six Flags, Inc., Senior Notes:
900,000	CCC	9.750% due 4/15/13	853,875
675,000	CCC	9.625% due 6/1/14	634,500

		Total Entertainment	9,284,805

Environmental Control — 1.4%
2,075,000	B	Aleris International, Inc., Senior Secured Notes,
		10.375% due 10/15/10	2,287,687
		Allied Waste North America, Inc.:
25,000	BB-	Senior Notes, 7.250% due 3/15/15 (d)	24,313
		Series B, Senior Secured Notes:
2,580,000	BB-	8.500% due 12/1/08	2,718,675
317,000	BB-	9.250% due 9/1/12	343,945
2,000,000	B+	7.375% due 4/15/14	1,860,000

		Total Environmental Control	7,234,620

Finance — 0.1%
500,000	B+	R.H. Donnelley Finance Corp. I, Senior Subordinated
		Notes, 10.875% due 12/15/12 (d)	583,750

Food — 1.9%
425,000	BB-	Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10	469,625
		Ahold Lease USA, Inc.:
1,327,823	BB	Pass-Through Certificates, Series 2001 A-1,
		7.820% due 1/2/20	1,434,879
675,000	BB	Pass-Through Certificates, Series 2001 A-2,
		8.620% due 1/2/25	739,547
995,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	1,044,750
1,125,000	B	Del Monte Corp., Senior Subordinated Notes,
		8.625% due 12/15/12	1,243,125
		Doane Pet Care Co.:
2,575,000	CCC+	Senior Notes, 10.750% due 3/1/10	2,735,937
175,000	CCC+	Senior Subordinated Notes, 9.750% due 5/15/07	171,063
2,675,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated
		Notes, 8.250% due 12/1/13	2,407,500

		Total Food	10,246,426

Forest Products & Paper — 2.7%
2,250,000	BB-	Abitibi-Consolidated, Inc., Debentures,
		8.850% due 8/1/30	2,165,625
2,525,000	B+	Appleton Papers, Inc., Senior Subordinated Notes,
		Series B, 9.750% due 6/15/14	2,449,250

See Notes to Schedule of Investments.

5

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Forest Products & Paper — 2.7% (continued)
$1,550,000	B-	Blue Ridge Paper Products, Inc., Secured Notes,
		9.500% due 12/15/08	$1,488,000
2,300,000	BB	Bowater, Inc., Debentures, 9.500% due 10/15/12	2,564,500
		Buckeye Technologies, Inc., Senior Subordinated Notes:
700,000	B	9.250% due 9/15/08	703,500
2,930,000	B	8.000% due 10/15/10	2,827,450
2,500,000	B-	Newark Group, Inc., Senior Subordinated Notes,
		9.750% due 3/15/14	2,312,500

		Total Forest Products & Paper	14,510,825

Health Care Services — 3.1%
2,450,000	B-	AmeriPath, Inc., Senior Subordinated Notes,
		10.500% due 4/1/13	2,492,875
1,350,000	B	Community Health Systems, Inc., Senior Subordinated
		Notes, 6.500% due 12/15/12	1,380,375
1,200,000	B	DaVita, Inc., Senior Notes, 6.625% due 3/15/13 (d)	1,245,000
		Extendicare Health Services, Inc.:
775,000	B	Senior Notes, 9.500% due 7/1/10	840,875
1,000,000	B-	Senior Subordinated Notes, 6.875% due 5/1/14	997,500
1,150,000	BB+	HCA, Inc., Senior Notes, 6.375% due 1/15/15	1,196,124
2,675,000	B-	IASIS Healthcare LLC/IASIS Capital Corp.,
		Senior Subordinated Notes, 8.750% due 6/15/14	2,915,750
1,375,000	CCC+	InSight Health Services Corp., Senior Subordinated
		Notes, Series B, 9.875% due 11/1/11	1,079,375
		Tenet Healthcare Corp., Senior Notes:
4,250,000	B	7.375% due 2/1/13	4,218,125
75,000	B	9.875% due 7/1/14	80,813

		Total Health Care Services	16,446,812

Home Builders — 1.4%
		D.R. Horton, Inc.:
1,140,000	BB+	Senior Notes, 8.000% due 2/1/09	1,254,463
910,000	BB-	Senior Subordinated Notes, 9.375% due 3/15/11	981,947
1,350,000	BB-	KB HOME, Senior Subordinated Notes,
		9.500% due 2/15/11	1,450,575
650,000	BBB-	Ryland Group, Inc., Senior Notes, 9.750% due 9/1/10	699,009
1,715,000	BB-	Schuler Homes, Inc., Senior Subordinated Notes,
		10.500% due 7/15/11	1,899,363
875,000	B+	Standard Pacific Corp., Senior Subordinated Notes,
		9.250% due 4/15/12	966,875

		Total Home Builders	7,252,232

Home Furnishings — 0.5%
2,550,000	B-	Sealy Mattress Co., Senior Subordinated Notes,
		8.250% due 6/15/14	2,588,250

See Notes to Schedule of Investments.

6

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Household Products/Wares — 0.6%
$897,000	Aa3(b)	Pennzoil-Quaker State Co., Senior Notes,
		10.000% due 11/1/08	$958,193
2,150,000	B	Playtex Products, Inc., Senior Secured Notes,
		8.000% due 3/1/11	2,308,563

		Total Household Products/Wares	3,266,756

Insurance — 0.3%
1,680,000	BB	Markel Capital Trust I, Series B, 8.710% due 1/1/46	1,868,472

Iron/Steel — 0.1%
525,000	B+	AK Steel Corp., Senior Notes, 7.875% due 2/15/09	480,375

Leisure Time — 0.5%
800,000	B-	Equinox Holdings, Inc., Senior Notes,
		9.000% due 12/15/09	830,000
1,750,000	CCC-	Icon Health & Fitness, Inc., Senior Subordinated Notes,
		11.250% due 4/1/12	1,347,500
225,000	B-	Riddell Bell Holdings, Inc., 8.375% due 10/1/12	226,688

		Total Leisure Time	2,404,188

Lodging — 4.6%
2,170,000	B+	Ameristar Casinos, Inc., Senior Subordinated Notes,
		10.750% due 2/15/09	2,370,725
		Caesars Entertainment, Inc., Senior Subordinated Notes:
1,300,000	BB+	9.375% due 2/15/07	1,400,750
1,325,000	BB+	8.875% due 9/15/08	1,482,344
2,545,000	BB+	8.125% due 5/15/11	2,939,475
		Hilton Hotels Corp.:
275,000	BBB-	Notes, 7.625% due 12/1/12	318,008
1,360,000	BBB-	Senior Notes, 7.950% due 4/15/07	1,438,131
2,175,000	B	Kerzner International Ltd., Senior Subordinated Notes,
		8.875% due 8/15/11	2,338,125
2,150,000	B	Las Vegas Sands Corp., Senior Notes,
		6.375% due 2/15/15 (d)	2,112,375
		MGM MIRAGE, Inc.:
2,100,000	BB	Senior Notes, 6.750% due 9/1/12	2,173,500
700,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	742,000
		Senior Subordinated Notes:
875,000	B+	9.750% due 6/1/07	952,656
2,050,000	B+	8.375% due 2/1/11	2,244,750
1,725,000	B+	Series B, 10.250% due 8/1/07	1,906,125
1,250,000	BB+	Starwood Hotels & Resorts Worldwide, Inc.,
		Senior Notes, 7.875% due 5/1/12	1,415,625
800,000	B+	Station Casinos, Inc., Senior Subordinated Notes,
		6.875% due 3/1/16	826,000

		Total Lodging	24,660,589

See Notes to Schedule of Investments.

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HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Machinery-Construction & Mining — 0.2%
$1,150,000	B	Terex Corp., Senior Subordinated Notes, Series B,
		10.375% due 4/1/11	$1,253,500

Machinery-Diversified — 0.7%
175,000	BB-	Case New Holland, Inc., Senior Notes,
		9.250% due 8/1/11 (d)	184,625
650,000	B-	Dresser-Rand Group, Inc., Senior Subordinated Notes,
		7.375% due 11/1/14 (d)	679,250
1,975,000	B	Flowserve Corp., Senior Subordinated Notes,
		12.250% due 8/15/10	2,142,875
690,000	B+	NMHG Holding Co., 10.000% due 5/15/09	727,950

		Total Machinery-Diversified	3,734,700

Media — 11.2%
175,000	B	Cadmus Communications Corp., Senior Subordinated
		Notes, 8.375% due 6/15/14	180,906
3,925,176	B-	CanWest Media, Inc., Senior Subordinated Notes,
		8.000% due 9/15/12	4,150,874
		Charter Communications Holdings LLC,
		Charter Communications Holdings Capital Corp.,
		Senior Discount Notes:
8,305,000	CCC-	Step bond to yield 11.702% due 1/15/10	6,560,950
1,960,000	CCC-	Step bond to yield 11.662% due 1/15/11	1,509,200
3,880,000	CCC-	Step bond to yield 17.391% due 5/15/11	2,589,900
		CSC Holdings, Inc.:
2,425,000	BB-	Senior Debentures, 7.625% due 7/15/18	2,352,250
		Senior Notes:
		Series B:
1,025,000	BB-	7.875% due 12/15/07	1,063,437
1,200,000	BB-	8.125% due 7/15/09	1,221,000
700,000	BB-	7.625% due 4/1/11	694,750
1,955,000	B+	Senior Subordinated Debentures,
		10.500% due 5/15/16	2,111,400
683,000	B	Dex Media East LLC/Dex Media East Finance Co.,
		12.125% due 11/15/12	821,308
1,416,000	B	Dex Media West LLC/Dex Media Finance Co., Senior
		Subordinated Notes, Series B, 9.875% due 8/15/13	1,621,320
		Dex Media, Inc., Discount Notes:
3,000,000	B	Step bond to yield 8.372% due 11/15/13	2,430,000
1,250,000	B	Step bond to yield 9.161% due 11/15/13	1,012,500
		DirecTV Holdings LLC/DirecTV Financing Co.,
		Senior Notes:
1,544,000	BB-	8.375% due 3/15/13	1,717,700
2,250,000	BB-	6.375% due 6/15/15 (d)	2,250,000
		EchoStar DBS Corp.:
3,150,000	BB-	6.625% due 10/1/14	3,126,375
1,979,000	BB-	Senior Notes, 9.125% due 1/15/09	2,112,582

See Notes to Schedule of Investments.

8

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Media — 11.2% (continued)
$1,250,000	B-	Emmis Communications Corp., Senior Notes,
		9.314% due 6/15/12 (a)(d)	$1,278,125
2,575,000	BBB+	Historic TW, Inc., Senior Notes, 6.625% due 5/15/29	2,878,245
2,300,000	B-	Houghton Mifflin Co., Senior Discount Notes,
		step bond to yield 11.232% due 10/15/13	1,690,500
2,630,000	CCC+	Insight Communications Co., Inc., Senior Discount
		Notes, step bond to yield 13.766% due 2/15/11	2,649,725
3,075,000	B	Mediacom Broadband LLC, Senior Notes,
		11.000% due 7/15/13	3,344,062
75,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes,
		9.500% due 1/15/13	75,188
2,250,000	B-	Nexstar Finance, Inc., Senior Subordinated Notes,
		7.000% due 1/15/14	2,095,312
375,000	B-	NextMedia Operating, Inc., Senior Subordinated Notes,
		10.750% due 7/1/11	409,219
1,235,000	B	Radio One, Inc., Senior Subordinated Notes, Series B,
		8.875% due 7/1/11	1,332,256
4,500,000	B+	Rogers Cablesystems Ltd., Senior Notes,
		11.000% due 12/1/15	4,882,500
850,000	CCC+	Spanish Broadcasting System, Inc., 9.625% due 11/1/09	893,563
601,000	B+	Yell Finance BV, Senior Discount Notes,
		step bond to yield 12.263% due 8/1/11	605,508

		Total Media	59,660,655

Metal Fabricate-Hardware — 0.9%
1,600,000	B-	Mueller Group, Inc., Senior Subordinated Notes,
		10.000% due 5/1/12	1,688,000
1,400,000	B-	Mueller Holdings, Inc., Discount Notes,
		step bond to yield 14.984% due 4/15/14	1,029,000
2,110,000	B	Wolverine Tube, Inc., Senior Notes, 10.500% due 4/1/09	2,015,050

		Total Metal Fabricate-Hardware	4,732,050

Mining — 0.3%
1,285,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	1,555,494

Miscellaneous Manufacturing — 0.9%
1,235,000	NR	Aqua-Chem, Inc., Senior Subordinated Notes,
		11.250% due 7/1/08 (e)	1,049,750
1,600,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (d)	1,536,000
4,150,000	B-	KI Holdings, Inc., Senior Discount Notes,
		step bond to yield 9.879% due 11/15/14	2,427,750

		Total Miscellaneous Manufacturing	5,013,500

Office Furnishings — 0.4%
2,000,000	B-	Interface, Inc., Senior Notes, 10.375% due 2/1/10	2,210,000

See Notes to Schedule of Investments.

9

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Oil & Gas — 2.2%
$3,625,000	BB-	Chesapeake Energy Corp., Senior Notes,
		6.625% due 1/15/16 (d)	$3,760,937
1,121,000	B+	Magnum Hunter Resources, Inc., Senior Notes,
		9.600% due 3/15/12	1,249,915
2,125,000	B+	Plains Exploration & Production Co., Senior
		Subordinated Notes, Series B, 8.750% due 7/1/12	2,316,250
520,000	BB	Pogo Producing Co., Senior Subordinated Notes,
		Series B, 8.250% due 4/15/11	555,100
700,000	B	Swift Energy Co., Senior Subordinated Notes,
		9.375% due 5/1/12	757,750
		Vintage Petroleum, Inc.:
1,210,000	BB-	Senior Notes, 8.250% due 5/1/12	1,318,900
1,600,000	B	Senior Subordinated Notes, 7.875% due 5/15/11	1,696,000

		Total Oil & Gas	11,654,852

Oil & Gas Services — 0.5%
1,725,000	B	Hanover Compressor Co., Senior Notes,
		9.000% due 6/1/14	1,845,750
865,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	927,713

		Total Oil & Gas Services	2,773,463

Packaging & Containers — 4.1%
2,275,000	CCC	Anchor Glass Container Corp., Senior Secured Notes,
		11.000% due 2/15/13	1,785,875
1,375,000	B-	Berry Plastics Corp., Senior Subordinated Notes,
		10.750% due 7/15/12	1,507,344
2,655,000	B-	Graphic Packaging International Corp., Senior
		Subordinated Notes, 9.500% due 8/15/13	2,688,187
3,420,000	BB-	Owens-Brockway Glass Container, Inc., Secured Notes,
		8.875% due 2/15/09	3,650,850
1,975,000	B+	Plastipak Holdings, Inc., Senior Notes,
		10.750% due 9/1/11	2,187,312
		Pliant Corp.:
1,100,000	CCC+	Senior Secured Second Lien Notes,
		11.125% due 9/1/09	1,078,000
245,000	CCC+	Senior Subordinated Notes, 13.000% due 6/1/10	199,675
725,000	CCC-	Radnor Holdings Corp., Senior Notes,
		11.000% due 3/15/10	498,438
1,550,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (d)	1,676,181
4,875,000	B	Stone Container Finance Corp., Senior Notes,
		7.375% due 7/15/14	4,606,875
		Tekni-Plex, Inc.:
1,000,000	CCC-	Senior Secured Notes, 8.750% due 11/15/13 (d)	892,500
1,385,000	CCC-	Senior Subordinated Notes, Series B,
		12.750% due 6/15/10	955,650

		Total Packaging & Containers	21,726,887

See Notes to Schedule of Investments.

10

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Pharmaceuticals — 0.3%
$1,350,000	C(b)	aaiPharma, Inc., Senior Subordinated Notes,
		11.000% due 4/1/10 (c)	$715,500
1,150,000	CCC+	Leiner Health Products, Inc., Senior Subordinated Notes,
		11.000% due 6/1/12	1,132,750

		Total Pharmaceuticals	1,848,250

Pipelines — 4.4%
		Dynegy Holdings, Inc.:
4,500,000	CCC+	Debentures, 7.625% due 10/15/26	4,308,750
4,500,000	B-	Second Priority Senior Secured Notes,
		9.641% due 7/15/08 (a)(d)	4,786,875
		El Paso Corp., Medium-Term Notes, Senior Notes:
750,000	B-	7.800% due 8/1/31	733,125
6,275,000	B-	7.750% due 1/15/32	6,149,500
		Williams Cos., Inc.:
		Notes:
2,950,000	B+	7.875% due 9/1/21	3,370,375
1,550,000	B+	8.750% due 3/15/32	1,869,687
1,825,000	B+	Senior Notes, 7.625% due 7/15/19	2,062,250

		Total Pipelines	23,280,562

REITs — 1.3%
		Host Marriott LP:
2,920,000	B+	Notes, Series I, 9.500% due 1/15/07	3,109,800
1,300,000	B+	Senior Notes, 6.375% due 3/15/15 (d)	1,293,500
2,550,000	CCC+	MeriStar Hospitality Operating Partnership
		LP/MeriStar Hospitality Finance Corp.,
		Senior Notes, 10.500% due 6/15/09	2,741,250

		Total REITs	7,144,550

Retail — 3.9%
1,775,000	CCC	Buffets, Inc., Senior Subordinated Notes,
		11.250% due 7/15/10	1,797,188
1,450,000	B-	Carrols Corp., Senior Subordinated Notes,
		9.000% due 1/15/13 (d)	1,475,375
1,150,000	B-	Friendly Ice Cream Corp., Senior Notes,
		8.375% due 6/15/12	1,121,250
1,800,000	BBB-	Gap, Inc., Notes, 9.550% due 12/15/08	2,076,961
1,950,000	B	Hines Nurseries, Inc., Senior Subordinated Notes,
		10.250% due 10/1/11	2,018,250
		J.C. Penney Co., Inc., Notes:
2,325,000	BB+	8.000% due 3/1/10	2,569,125
2,177,000	BB+	9.000% due 8/1/12	2,585,187
1,250,000	B	Jean Coutu Group, Inc., Senior Subordinated Notes,
		8.500% due 8/1/14	1,240,625

See Notes to Schedule of Investments.

11

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Retail — 3.9% (continued)
		Rite Aid Corp.:
$75,000	B-	11.250% due 7/1/08	$79,219
1,845,000	B-	Notes, 7.125% due 1/15/07	1,858,837
1,819,000	CCC+	Saks, Inc., 9.875% due 10/1/11	1,978,162
825,000	B-	Toys “R” Us, Inc., Notes, 7.375% due 10/15/18	672,375
1,000,000	B	VICORP Restaurants, Inc., Senior Notes,
		10.500% due 4/15/11	1,015,000

		Total Retail	20,487,554

Savings & Loans — 1.1%
5,500,000	CCC-	Ocwen Capital Trust I, 10.875% due 8/1/27	5,637,500

Semiconductors — 0.5%
		Amkor Technology, Inc.:
900,000	B-	Senior Notes, 9.250% due 2/15/08	868,500
2,205,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	1,912,838

		Total Semiconductors	2,781,338

Telecommunications — 11.6%
		AirGate PCS, Inc.:
525,000	B-	6.891% due 10/15/11 (a)	539,438
1,157,300	CCC	Senior Secured Subordinated Notes,
		9.375% due 9/1/09	1,220,951
750,000	CCC+	American Tower Corp., Senior Notes,
		9.375% due 2/1/09	790,313
985,000	CCC+	American Tower Escrow Corp., Discount Notes,
		zero coupon bond to yield 14.330% due 8/1/08	760,913
		AT&T Corp., Senior Notes:
2,250,000	BB+	9.050% due 11/15/11	2,604,375
1,600,000	BB+	9.750% due 11/15/31	2,090,000
1,555,000	D	GT Group Telecom, Inc., Senior Discount Notes,
		step bond to yield 13.250% due 2/1/10 (c)(e)(f)	0
650,000	B	Insight Midwest LP/Insight Capital, Inc., Senior Notes,
		10.500% due 11/1/10	692,250
950,000	B+	Intelsat Bermuda Ltd., Senior Notes,
		7.805% due 1/15/12 (a)(d)	971,375
1,550,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield
		9.253% due 2/1/15 (d)	1,042,375
2,550,000	CCC+	IWO Holdings, Inc., Secured Notes,
		6.891% due 1/15/12 (a)(d)	2,543,625
6,775,000	B	Lucent Technologies, Inc., Debentures,
		6.450% due 3/15/29	6,097,500
225,000	B+	MCI, Inc., Senior Notes, 8.735% due 5/1/14	252,844
		New Cingular Wireless Services, Inc.:
3,825,000	A	Notes, 8.125% due 5/1/12	4,589,090
		Senior Notes:
4,425,000	A	7.875% due 3/1/11	5,148,563
100,000	A	8.750% due 3/1/31	140,597

See Notes to Schedule of Investments.

12

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Telecommunications — 11.6% (continued)
$1,875,000	BB	Nextel Communications, Inc., Senior Notes,
		7.375% due 8/1/15	$2,034,375
998,000	BB-	Nextel Partners, Inc., Senior Notes,
		12.500% due 11/15/09	1,089,067
1,950,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	1,833,000
475,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	480,344
895,000	B-	Northern Telecom Capital Corp., 7.875% due 6/15/26	899,475
400,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	418,500
845,000	B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	926,331
4,025,000	BB-	Qwest Corp., Notes, 8.875% due 3/15/12 (d)	4,397,312
		Qwest Services Corp., Secured Notes:
3,990,000	B	13.500% due 12/15/10	4,628,400
1,583,000	B	14.000% due 12/15/14	1,927,302
1,700,000	B-	SpectraSite, Inc., Senior Notes, 8.250% due 5/15/10	1,810,500
		Sprint Capital Corp.:
5,550,000	BBB-	8.750% due 3/15/32	7,744,814
3,250,000	BBB-	Senior Notes, 6.875% due 11/15/28	3,742,147

		Total Telecommunications	61,415,776

Textiles — 0.3%
3,350,000	B-	Simmons Co., Senior Discount Notes, step bond to
		yield 10.002% due 12/15/14 (d)	1,524,250

Transportation — 0.5%
1,450,000	B+	General Maritime Corp., Senior Notes,
		10.000% due 3/15/13	1,580,500
960,000	BB+	Windsor Petroleum Transport Corp., Secured Notes,
		7.840% due 1/15/21 (d)	1,070,934

		Total Transportation	2,651,434

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $447,787,566)	473,283,214

CONVERTIBLE BOND — 0.1%
Electronics — 0.1%
562,000	B	Sanmina-SCI Corp., Subordinated Debentures,
		zero coupon bond to yield 5.386% due 9/12/20
		(Cost — $303,855)	309,100

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
9,956,016	D	Airplanes Pass-Through Trust, Series D,
		10.875% due 3/15/12 (c)(e)(f) (Cost — $11,102,032)	0

LOAN PARTICIPATION — 1.0%
Telecommunications — 1.0%
5,500,000	NR	UPC Broadband, Inc., Term Loan, Tranche H2,
		(Bank of America), 5.752% due 3/15/12
		(Cost — $5,500,000)	5,504,964

See Notes to Schedule of Investments.

13

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 1.0%
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
73,499	Aurora Foods, Inc. (e)(f)*	$0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
9,777	Outsourcing Solutions, Inc. (f)*	34,220

INDUSTRIALS — 0.0%
Aerospace & Defense — 0.0%
3,259	Northrop Grumman Corp.	180,060

INFORMATION TECHNOLOGY — 0.1%
Communications Equipment — 0.1%
12,427	Motorola, Inc.	226,917

Semiconductors & Semiconductor Equipment — 0.0%
1,372	Freescale Semiconductor, Inc., Class B Shares*	29,059

	TOTAL INFORMATION TECHNOLOGY	255,976

TELECOMMUNICATION SERVICES — 0.9%
Diversified Telecommunication Services — 0.4%
3,736	McLeodUSA, Inc., Class A Shares*	183
87,708	Telewest Global, Inc.*	1,997,988
20,125	Weblink Wireless, Inc. (d)(e)(f)*	201

		1,998,372

Wireless Telecommunication Services — 0.5%
137,186	Alamosa Holdings, Inc.*	1,906,885
37,218	Crown Castle International Corp.*	756,270

		2,663,155

	TOTAL TELECOMMUNICATION SERVICES	4,661,527

	TOTAL COMMON STOCK
	(Cost — $8,867,429)	5,131,783

CONVERTIBLE PREFERRED STOCK — 1.1%
TELECOMMUNICATION SERVICES — 1.1%
Wireless Telecommunication Services — 1.1%
4,660	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	4,810,868
19,800	Crown Castle International Corp., 6.250% due 8/15/12	955,350

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost — $2,063,871)	5,766,218

See Notes to Schedule of Investments.

14

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

WARRANTS	SECURITY	VALUE

WARRANTS — 0.1%
Capital Markets — 0.1%
1,075	Mueller Holdings, Inc., expires 4/15/14 (d)*	$376,519

Commercial Services & Supplies — 0.0%
1,765	Merrill Corp., Class B Shares, expires 5/1/09 (d)(e)(f)*	0

Communications Equipment — 0.1%
985	American Tower Corp., Class A Shares,
	expires 8/1/08 (d)*	291,915

Containers & Packaging — 0.0%
245	Pliant Corp., expires 6/1/10 (d)(e)(f)*	2

Diversified Telecommunication Services — 0.0%
1,555	GT Group Telecom, Inc., Class B Shares,
	expires 2/1/10 (d)(e)(f)*	0
1,155	Horizon PCS, Inc., expires 10/1/10 (d)(e)(f)*	0
6,725	Iridium World Communications, Inc., Class A Shares,
	expires 7/15/05 (e)(f)*	67
1,000	Jazztel PLC, expires 7/15/10 (e)(f)*	0
6,975	RSL Communications Ltd., Class A Shares,
	expires 11/15/06 (e)(f)*	0

	Total Diversified Telecommunication Services	67

Electronic Equipment & Instruments — 0.0%
3,510	Viasystems Group, Inc., expires 1/31/10 (e)(f)*	0

Internet Software & Services — 0.0%
1,705	Cybernet Internet Services International, Inc.,
	expires 7/1/09 (e)(f)*	0

Wireless Telecommunication Services — 0.0%
1,185	IWO Holdings, Inc., expires 1/15/11 (d)(e)(f)*	0

	TOTAL WARRANTS
	(Cost — $1,442,700)	668,503

	TOTAL INVESTMENTS BEFORE SHORT-TERM
	INVESTMENTS (Cost — $477,067,453)	490,663,782

See Notes to Schedule of Investments.

15

HIGH INCOME OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 5.7%
Repurchase Agreement — 5.7%
$30,526,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05, Proceeds at maturity — $1,000,093; (Fully collateralized by various U.S. Treasury obligations and U.S. government agency obligations, 0.000% to 4.625% due 6/16/06 to 1/13/33; Market value — $1,020,001) (Cost — $30,526,000)	$30,526,000

	TOTAL INVESTMENTS — 98.1%
	(Cost — $507,593,453#)	521,189,782
	Other Assets in Excess of Liabilities — 1.9%	10,037,113

	TOTAL NET ASSETS — 100.0%	$531,226,895

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
*	Non-income producing security.
(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	Rating by Moody’s Investors Service, Inc.
(c)	Security is currently in default.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
#	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

16

HIGH INCOME OPPORTUNITY FUND INC.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered to be medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	—	Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

17

HIGH INCOME OPPORTUNITY FUND INC.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The High Income Opportunity Fund Inc. (“Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.

18

HIGH INCOME OPPORTUNITY FUND INC.

Notes to Schedule of Investments (unaudited) (continued)

Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

(e) Credit and Market Risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

2. Investments

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$45,843,866
Gross unrealized depreciation	(32,247,537)

Net unrealized appreciation	$13,596,329

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Citigroup Investments Corporate Loan Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer

Date:	August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer

Date:	August 26, 2005

By	/s/ Robert Brault

Robert Brault Chief Financial Officer

Date:	August 26, 2005